Discontinued operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations [Abstract]
Discontinued operations
—
Note 3
Discontinued operations
Divestment of the Power Grids business
On July 1, 2020, the Company completed the sale of 80.1

percent of its Power Grids business to Hitachi Ltd
(Hitachi). The transaction was executed through the sale of 80.1 percent of the shares of Hitachi Energy Ltd,
formerly Hitachi ABB Power Grids Ltd (“Hitachi Energy”).

Cash consideration received at the closing date was
$ 9,241

million net of cash disposed. Further,

for accounting purposes, the
19.9

percent ownership interest
retained by the Company was

deemed to have been both divested and reacquired at

its fair value on July 1,
2020. The Company also obtained a put option,

exercisable with three-months’ notice commencing in

April
2023 (to be effective from July 2023), allowing

the Company to require Hitachi to purchase the remaining
interest for fair value, subject to a minimum floor price

equivalent to a
10

percent discount compared to the
price paid for the initial 80.1

percent. The combined fair value of the retained investment

and the related put
option, which amounted to $ 1,779

million, was recorded as an equity-method investment

and also accounted
for as part of the proceeds for the sale of the entire Power

Grids business (see Note 4).
In connection with the divestment, the Company recorded

liabilities in discontinued operations for estimated
future costs and other cash payments of $ 487

million for various contractual items relating to the sale

of the
business,

including required future cost reimbursements payable to

Hitachi Energy,

costs to be incurred by
the Company for the direct benefit of Hitachi Energy and an amount due to Hitachi Ltd in connection with the
expected purchase price finalization of the closing debt and working capital balances. In October 2021, the
Company and Hitachi concluded an agreement to settle the various amounts owing by the Company.

The net
difference between the agreed amounts and the

amounts

initially estimated by the Company was recorded in
2021 in discontinued operations as an adjustment to “Net gain recognized on sale of the Power Grids
business”

in the table below.

During 2021 and 2020, total cash payments (including

the amounts paid under
the settlement agreement) of $ 364

million and $
33

million, respectively,

were made in connection with these
liabilities. At December 31, 2021, the remaining amount

recorded was $
150

million.
As a result of the Power Grids sale, the Company recognized

an initial net gain of $
5,141

million, net of
transaction costs, for the sale of the entire Power Grids

business in Income from discontinued operations, net
of tax, in 2020. Included in the calculation of the net gain was a cumulative translation loss relating to the
Power Grids business of $ 420

million which was reclassified from Accumulated other

comprehensive loss
(see Note 21). Certain amounts included in the net gain

were estimated or otherwise subject to change in
value and in 2021 the Company recorded adjustments,

including the agreed settlement amount referred to
above, reducing the total net gain by $ 65

million. Certain remaining minor obligations relating to

the
divestment continue to be subject to uncertainty and will

be adjusted in future periods but these adjustments
are not expected to have a material impact on the Consolidated

Financial Statements.
In 2020, the Company recorded $ 262

million in Income tax expense within discontinued operations in
connection with the reorganization of the legal entity structure of the Power Grids business required to
facilitate the sale.
Certain entities of the Power Grids business for which the legal process or other regulatory delays resulted

in
the Company not yet having transferred legal titles to Hitachi were accounted for as being sold from the initial
divestment date since control of the business as well as

all risks and rewards of the business were fully
transferred to Hitachi Energy.

At December 31, 2021, substantially all of these delayed

entities have been
legally transferred to Hitachi. The proceeds for these entities were included in the cash proceeds described
above and certain funds were placed in escrow pending completion of the transfer process. At December 31,
2021 and 2020, current restricted cash includes $ 12

million and $
302

million, respectively,

relating to these
proceeds.
In connection with the divestment, the Company recognized liabilities in discontinued operations for certain
indemnities (see Note 15 for additional information) and

also recorded an initial liability of $
258

million
representing the fair value of the right granted to Hitachi

Energy for the use of the ABB brand for up to
8

years.
Upon closing of the sale, the Company entered into various

transition services agreements (TSAs). Pursuant
to these TSAs, the Company and Hitachi Energy provide to

each other, on an interim,

transitional basis,
various services. The services provided by the Company

primarily include finance, information technology,
human resources and certain other administrative services.

Under the current terms, the TSAs will continue
for up to 3

years, and can only be extended on an exceptional

basis for business-critical services for an
additional period which is reasonably necessary to avoid

a material adverse impact on the business. In 2021
and 2020, the Company recognized within its continuing

operations, general and administrative expenses
incurred to perform the TSAs, offset by $ 173

million and $
91

million, respectively,

in TSA-related income for
such services that is reported in Other income (expense

), net.
Discontinued operations
As a result of the sale of the Power Grids business,

substantially all Power Grids-related assets and liabilities have been sold. As this divestment represented a strategic shift that would have a major effect on the
Company’s operations and financial results, the

results of operations for this business have been

presented
as discontinued operations and the assets and liabilities

are presented as held for sale and in discontinued
operations for all periods presented. Certain of the business contracts in the Power Grids business continue
to be executed by subsidiaries of the Company for the

benefit/risk of Hitachi Energy.

Assets and liabilities
relating to, as well as the net financial results of, these

contracts will continue to be included in discontinued
operations until they have been completed or otherwise transferred to Hitachi Energy.
Prior to the divestment, interest expense that was not directly attributable to or related to the Company’s
continuing business or discontinued business was allocated

to discontinued operations based on the ratio of
net assets to be sold less debt that was required to be

paid as a result of the planned disposal transaction to
the sum of total net assets of the Company plus consolidated debt. General corporate overhead was not
allocated to discontinued operations.
Operating results of the discontinued operations are summarized as follows:
($ in millions) 2021 2020 2019
Total

revenues

— 4,008 9,037
Total

cost of sales

— (3,058) (6,983)
Gross profit — 950 2,054
Expenses

(18) (808) (1,394)
Change to net gain recognized on sale of the Power Grids business (65) 5,141 —
Income (loss) from operations (83) 5,282 660
Net interest income (expense) and other finance expense

2 (5) (61)
Non-operational pension (cost) credit — (94) 5
Income (loss) from discontinued operations before taxes (81) 5,182 605
Income tax 1 (322) (167)
Income (loss) from discontinued operations, net of tax

(80) 4,860 438
Of the total Income (loss) from discontinued operations

before taxes in the table above, $
(80)

million,
$ 5,170

million and $
566

million in 2021, 2020 and 2019, respectively,

are attributable to the Company,

while
the remainder is attributable to noncontrolling interests.
Until the date of the divestment, Income (loss) from discontinued

operations before taxes excluded stranded
costs which were previously able to be allocated to the Power

Grids operating segment.

As a result,
$ 40

million and $
225

million in 2020 and 2019, respectively,

of allocated overhead and other management
costs which were previously included in the measure of segment profit for the Power Grids operating
segment are now reported as part of Corporate and Other.

In the table above, Net interest income (expense)
and other finance expense in 2020 and 2019 includes $ 20

million and $
44

million, respectively,

of interest
expense which has been recorded on an allocated basis

in accordance with the Company’s accounting policy
election until the divestment date.
Included in the reported Total

revenues of the Company for 2020 and 2019

are revenues for sales from the
Company’s operating segments to the Power Grids business

of $
108

million and $
213

million, respectively,
which represent intercompany transactions that, prior to Power Grids being classified as a discontinued
operation, were eliminated in the Company’s Consolidated

Financial Statements (see Note 23). Subsequent
to the divestment, sales to Hitachi Energy are reported

as third-party revenues.
In addition, the Company also has retained obligations

(primarily for environmental and taxes) related to other
businesses disposed or otherwise exited that qualified as

discontinued operations. Changes to these retained
obligations are also included in Income (loss) from discontinued

operations, net of tax, above.
The major components of assets and liabilities held for sale and in discontinued operations in the Company’s
Consolidated Balance Sheets are summarized as follows:
December 31, 2021 ($ in millions)

2021
(1)

2020
(1)
Receivables, net

131 280
Inventories, net

— 1
Other current assets

5 1
Current assets held for sale and in discontinued operations 136 282
Accounts payable, trade

71 188
Other liabilities

310 456
Current liabilities held for sale and in discontinued operations 381 644
Other non-current liabilities

43 197
Non-current liabilities held for sale and in discontinued operations 43 197
(1)

At December

31, 2021

and 2020,

the balances

reported

as held for

sale and

in discontinued

operations

pertain to

Power Grids

activities

and
other obligations

which will

remain with

the Company

until such

time as the

obligation

is settled

or the activities

are fully

wound down.